Investment Objectives and Goals - American Beacon Aberdeen Municipal High Income ETF - American Beacon Aberdeen Municipal High Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide a high level of current income that is not subject to federal income tax.